AMOUNT DUE TO DIRECTOR	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR
NOTE 13 - AMOUNT DUE TO DIRECTOR

NOTE 13 - AMOUNT DUE TO DIRECTOR

As of June 30, 2021, amount due to related parties consist of the following:

	As of June 30, 2021	As of December 31, 2020

Related parties payable	$276,500	$276,500
Related party loan	140,000	140,000
Director fee payable	144,000	-
	$560,500	$416,500

The related party balance of $560,500 represented an outstanding loan of $140,000 from the related company owned by Company’s director-Dai Zheng for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,500 and which consist of $224,500 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

As of June 30, 2021, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.